Investment Risks - ProShares Ultra SpaceX	May 31, 2026
Prospectus [Line Items]
Risk [Text Block]	Principal Risks
Single Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●SPCX Investing Risk – The Fund’s performance depends on the performance of SPCX. Investments in SPCX and consequently investments in the Fund involve a high degree of risk. The price of SPCX can be affected by a number of factors. SpaceX’s business strategy depends on successfully designing, developing and deploying its products and services, as well as related platforms, infrastructure and other strategic initiatives, at an unprecedented scale, which presents significant execution, cost and timing risks. SpaceX’s growth strategy and ability to pursue new initiatives is highly dependent on Starship, SpaceX’s reusable, heavy-lift launch vehicle. Any failure or delay in the development of Starship at scale or in achieving the required launch cadence, reusability and capabilities thereafter could delay or limit SpaceX’s ability to execute its growth strategy, including the deployment of next-generation satellites, global satellite-to-mobile connectivity and orbital AI compute. SpaceX has experienced, and will likely continue to experience, launch delays and failures. SpaceX’s satellites, launch vehicles, spacecraft and other space-related technologies operate, and in the case of orbital AI compute, will operate, in the harsh and unpredictable environment of space, exposing them to risks of malfunction or failure, including risks associated with collisions with space debris or other spacecraft and the proliferation of satellite constellations. Manufacturing, testing and launching rockets, satellites and spacecraft, including reuse efforts, involve inherent risks that could result in human injury or death, property damage, environmental damage, reputational harm and legal liability.SpaceX is subject to significant regulatory risks, including risks related to obtaining, maintaining or renewing Federal Aviation Administration launch and reentry licenses, and communication and spectrum authorizations, including international and Federal Communications Commission satellite spectrum licenses. SpaceX’s AI products and X platform, SpaceX’s real-time information, entertainment and social media platform, are also subject to complex and evolving U.S. and foreign laws and regulations regarding cybersecurity, privacy, data use, data combination, data protection, youth protection, safety and consumer protection, sanctions, export controls and other matters, which could require changes to its products and business practices, increase operating costs, reduce user growth or engagement, result in monetary penalties or loss of customers or otherwise harm its business. SpaceX depends on critical satellite network, ground station, launch, manufacturing, spacecraft and data center infrastructure, third party manufacturers and suppliers of key components, and, for scaling AI products, terrestrial and orbital AI compute infrastructure, water, power, AI processors, telecommunications services and other critical components. Interruptions, shortages, disruptions, cyberattacks, unauthorized access or failures impacting these systems, suppliers or inputs could result in downtime, operational delays, loss or degradation of service, loss of trust in SpaceX or other harm to its business.Certain of SpaceX’s products may enable the generation of potentially explicit content and misinformation or deceptive outputs, potential nonconsensual or exploitative imagery, intellectual property infringement, or content that could be viewed as exploitative, harmful, harassing, abusive or discriminatory. These features may result in reputational damage and increase the risk of regulatory scrutiny, enforcement actions and litigation.SpaceX depends upon third-parties to manufacture and supply certain key components necessary for its launch, connectivity and AI services. Any disruption, supply shortages or failures in performance of these third parties could have a materially adverse impact on SpaceX. SpaceX faces intense competition in the markets in which it operates, may not continue to outperform competitors in its Space and Connectivity segments, and its future revenue and operating results depend on its ability to develop new technologies and respond to changes in customer demands and industry standards. SpaceX’s recently formed AI segment is still being integrated and operates in a rapidly evolving industry, and is subject to integration, execution, competitive, and operational risks, and SpaceX depends on recruiting and retaining employees with advanced engineering and technical skills. SpaceX’s development and maintenance of technology and infrastructure will require significant capital expenditures, and SpaceX may be unable to generate sufficient cash flow from operations or obtain additional financing on acceptable terms. SpaceX’s substantial indebtedness, adverse macroeconomic and geopolitical conditions, inaccurate estimates of market opportunity or growth could adversely impact SpaceX. In particular, SpaceX has a significant level of debt that makes it vulnerable to adverse economic conditions, which could require it to dedicate a substantial portion of cash flow to servicing debt. In addition, initiatives involving significant technical complexity, unproven technologies or uncertain commercial viability, including orbital AI compute, AI chip manufacturing, a lunar economy, human augmentation systems and transporting humans and cargo to the Moon and Mars, could adversely impact SpaceX.SPCX has no or limited trading history, it is uncertain how they will trade in response to company-specific events, changes in macroeconomic conditions, or periods of abnormal volatility. As a result, SPCX may experience significant and unexpected price fluctuations. SpaceX is subject to governance and insider control risks that may limit shareholders’ ability to pursue claims or influence corporate matters. SpaceX is also dependent on the continued services of its Chief Executive Officer and other key personnel. Any of these factors may materially and adversely impact the price of SPCX, increase the volatility of an investment in SPCX and have a negative impact on the performance of the Fund.
IPO Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●IPO Risk – SpaceX commenced its IPO on June 12, 2026. The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the limited number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Shares offered in an IPO may trade at prices that are below the initial public offering price. Accordingly, investments in shares of a company that recently commenced an IPO can involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in shares of a company that recently commenced an IPO may also involve high transaction costs and are subject to market risk and liquidity risk. Immediately following its IPO, SPCX may experience abnormal returns and volatility. Such returns should not be expected to persist. The price of SPCX could continue to be volatile and could decline in value significantly in the future. Although there can be no guarantee that the Fund will achieve its investment objective on any particular day, there is heightened risk that the Fund will not operate as intended immediately following the IPO and for a period of time thereafter.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Leverage Risk — The Fund uses leverage and will lose more money when the value of SPCX falls than a similar fund that does not use leverage because leverage will magnify the performance of SPCX. The use of such leverage increases the risk of a total loss of your investment. If SPCX approaches a 50% loss at any point in the day, you could lose your entire investment. Such losses are more likely in SPCX than in other more diversified investments. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage may be significant, will lower your returns, and may cause the Fund to lose money even if the value of SPCX rises.
Holding Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of SPCX’s returns and SPCX’s volatility (how much the value of SPCX moves up and down from day-to-day) on your holding period return. SPCX’s volatility has a negative impact on Fund returns. During periods of higher volatility, SPCX’s volatility may affect the Fund’s returns as much as or more than the return of SPCX.SPCX commenced its IPO on June 12, 2026. As a result, there is a limited trading history for SPCX and limited information is available regarding the impact of longer holding periods on returns. It’s important that you understand that SPCX has a limited trading history when considering whether to purchase shares or hold shares over time. Immediately following its IPO, SPCX may experience abnormal returns and volatility. Such returns should not be expected to persist.The following table illustrates the impact of SPCX’s volatility and SPCX’s return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller SPCX price gains or losses and higher volatility in price of SPCX. Your return will tend to be better than the Daily Target when there are larger SPCX price gains or losses and lower volatility in the price of SPCX. You may lose money when the return on SPCX is flat (i.e., close to zero) and you may lose money when the price of SPCX rises.The table uses hypothetical annualized volatility in the price of SPCX and return on SPCX (derived from the first year of trading history of large-, mid-, and small-cap companies that completed an IPO between April 30, 2021 and April 30, 2026) to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual Fund returns, and was not derived from actual SPCX returns (given its limited trading history). Each row corresponds to the level of a hypothetical return on SPCX for a one-year period. Each column corresponds to a level of hypothetical annualized volatility of SPCX. For example, the Fund may mistakenly be expected to achieve a -60% return if the annual returns on SPCX were -30%. However, as the table shows, with a one-year return on SPCX of -30% and an annualized volatility in the price of SPCX of 100%, the Fund could be expected to return -81.9%. Actual returns and volatility for SPCX over a one-year period could be substantially higher or lower than the figures presented in the table and could result in different Fund returns that those presented in the table.The range of hypothetical annualized SPCX volatility used in the table is especially high, reflecting the fact that the price of companies in the year following an IPO is historically highly volatile. Newly offered companies are often subject to extreme price volatility and speculative trading during and for a period of time after the IPO. Trading prices of SPCX may experience significant volatility. Such volatility may persist. In light of this, you should carefully consider the significant negative impact of volatility on Fund returns and the potential for significant losses on your investment in the Fund, when considering whether to hold shares of the Fund for longer periods.Estimated Fund ReturnsSPCXPerformanceOne Year Volatility Rate One YearSPCXTwoTimes(2x) theOne-YearSPCX25%50%75%100%125%150%-60%-120%-85.0%-87.5%-90.9%-94.1%-96.6%-98.3%-50%-100%-76.5%-80.5%-85.7%-90.8%-94.7%-97.3%-40%-80%-66.2%-71.9%-79.4%-86.7%-92.4%-96.2%-30%-60%-54.0%-61.8%-72.0%-81.9%-89.7%-94.8%-20%-40%-39.9%-50.1%-63.5%-76.4%-86.5%-93.2%-10%-20%-23.9%-36.9%-53.7%-70.1%-82.9%-91.4%0%0%-6.0%-22.0%-42.9%-63.1%-78.9%-89.4%10%20%13.7%-5.7%-30.9%-55.3%-74.5%-87.1%20%40%35.3%12.3%-17.8%-46.8%-69.6%-84.7%30%60%58.8%31.7%-3.5%-37.6%-64.4%-82.0%40%80%84.2%52.8%11.9%-27.6%-58.7%-79.2%50%100%111.4%75.4%28.5%-16.9%-52.5%-76.1%60%120%140.5%99.6%46.2%-5.4%-46.0%-72.8%Assumes: (a) no dividends paid with respect to SPCX; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. The borrowing/lending rates to obtain leveraged exposure are expected to be significant. If these were included the Fund’s performance would be different from, and in some instances significantly lower than, that shown.The average first-year annualized volatility rate for large-, mid-, and small-cap companies that completed an IPO between April 30, 2021 and April 30, 2026 was 77.06%. The highest first-year volatility rate among these companies was 348.74%. The average first-year total return performance for these companies was –28.24%. The lowest first-year total return performance for these companies was –99.97%. For more information and additional charts illustrating the effects of volatility and returns at higher rates of volatility, see “Special Considerations for a 2x Daily Objective Fund” in the Fund’s Statement of Additional Information. The historical volatility and performance of large-, mid-, and small-cap companies in the first year following an IPO do not predict the future volatility and performance of SPCX. Actual returns and volatility for SPCX in the first year following its IPO could be substantially higher or lower. For more information, including additional graphs and charts demonstrating the effects of volatility and return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a 2x Daily Objective Fund” in the Fund’s Prospectus.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the price of SPCX. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In particular, the high financing costs associated with the Fund’s leveraged exposure to SPCX is expected to have a significant negative impact on the Fund’s performance. In addition, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to SPCX that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return. These costs are expected to be significant.If the Fund’s ability to obtain exposure to SPCX consistent with its investment objective is disrupted for any reason, including for example, limited liquidity in the secondary market, a disruption in the secondary market, or as a result of margin requirements or capacity limits imposed by the Fund’s counterparties, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. There is a heightened risk that the Fund will be unable to obtain exposure to SPCX consistent with its investment objective immediately following the SPCX IPO and for a period of time thereafter. Any disruption in the Fund’s ability to obtain leveraged exposure to SPCX will cause the Fund’s performance to deviate from its investment objective.
Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Swap Risk — Like all derivatives, the use of swaps may expose the Fund to greater counterparty risk and correlation risk. The terms of a swap agreement between the Fund and a counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if SPCX has a dramatic intraday move that causes a material decline in the Fund’s net assets). Such terminations may be more likely when the underlying asset is highly concentrated like SPCX. If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective. The Fund may be unable to find counterparties willing to enter into swap agreements during periods of volatility in the price of SPCX or other market conditions that may exist immediately following the SPCX IPO and for a period of time thereafter. When the Fund invests in swaps that use SPCX as the reference asset, the Fund will be subject to the risks of SPCX.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. The Fund may have exposure to a single counterparty or a small number of counterparties which increases the risk that the Fund’s performance will decline based on the credit of a single counterparty and that the Fund will be unable to obtain leveraged exposure consistent with its investment objective if one counterparty fails to meet its contractual obligations.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Liquidity Risk — The market for SPCX is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of SPCX. During such periods of illiquidity, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may be unable to rebalance its exposure properly which may result in significantly more or less exposure and losses to the Fund. In such an instance, the Fund may increase its transaction fee, change its investment objective, reduce its exposure or close.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity and Market Risk — Equity markets are volatile, and the value of equity securities like SPCX and other instruments correlated with SPCX may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund. The Fund’s investments in money market instruments through an affiliated ETF are subject to the additional risk that the ETF’s share price may fluctuate, including deviating from its net asset value during illiquid markets or during periods of high redemption activity.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Industry Concentration Risk — The Fund’s investment exposure is concentrated in the industry in which SPCX operates. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across issuers and industries. As of the date of this prospectus, SPCX is expected to be included in the Communication Services industry group.
Communication Services Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Communication Services Industry Risk — Companies in this industry may experience: product obsolescence; increased research and development costs and capital requirements to formulate new products and services; and regulation by the Federal Communications Commission and various state regulatory authorities.
Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest its assets in the securities of a single issuer, (e.g., SPCX) and in financial instruments with a single counterparty or a few counterparties. A decline in the price of SPCX should be expected to result in a significant decline in the price of the Fund. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on a single corporate, political, regulatory, market and economic event as compared to a more diversified portfolio of investments. In addition, the Fund’s exposure to a single counterparty or a few counterparties may increase the risk that the Fund’s performance will decline based on the credit of a single counterparty and that a material decline in the assets of the Fund will result in the termination of any swap agreements.
Intraday Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Intraday Price Performance Risk — The intraday performance of shares of the Fund traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to SPCX until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of SPCX.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. There may be times when the market price and the NAV of the Fund’s shares vary significantly, such as during periods of volatility in the price of SPCX. Further, disruptions in the Fund’s to creation and redemption process, including during periods of significant volatility in the price of SPCX, may result in market prices of the Fund that differ significantly from NAV. In times of severe market disruption or during after-hours trading, the bid-ask spread often increases significantly. Shares may trade at a discount to the value of the Fund’s holdings, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. These risks may be heightened immediately following the SPCX IPO and for a period of time thereafter.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on SPCX shares. A halt in trading of SPCX is expected to result in a halt in the trading of the Fund’s shares. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●New Fund Risk — The Fund has a limited operating history and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.